Shareholder’s equity - Schedule of reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Shareholder’s equity [Abstract]
Legal	$ 4,898	$ 4,892
Working Capital	42,209	40,851
General3	3,131	0
Reserves	50,238	45,743	[1]	$ 42,749
Balance as of January 1	45,743	42,749
Increase in working capital reserves	1,358	2,994
Increase in legal reserves	6	0
Increase in general reserves	3,131	0
Balance as of December 31	$ 50,238	$ 45,743

[1]	Refer to Note 4. Independent Investigation and Restatement